Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Cash and Cash Equivalents

	December 31,

	2023	2022
Cash
Cash at bank and on hand	392	820
Cash equivalents
Money market accounts	906	249
Cash and cash equivalents	1,298	1,069